Incorporated herein by reference is a supplement to the prospectus of MFS Research Fund, a series of MFS Series Trust V (File No. 2-38613), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000355).